Income Taxes (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Domestic	$ (3,683)	$ 1,430	$ 3,114
Foreign	(968)	(570)	167
Income before taxes on income (tax benefit)	$ (4,651)	$ 860	$ 3,281